GEOGRAPHIC INFORMATION AND CONCENTRATIONS - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 customer	Sep. 30, 2020 customer	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Four vendors
Concentration Risk [Line Items]
Number of vendors			4
Two vendors
Concentration Risk [Line Items]
Number of vendors				2
Two customers
Concentration Risk [Line Items]
Number of customers	2		2
Three customers
Concentration Risk [Line Items]
Number of customers		3		3	3
Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage		83.00%
Revenue
Concentration Risk [Line Items]
Concentration risk percentage	70.00%		72.10%	74.90%	84.90%
Revenue | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%
Outstanding receivables
Concentration Risk [Line Items]
Concentration risk percentage	80.00%		61.00%	62.00%
Outstanding receivables | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%	10.00%
Purchases
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	7.00%
Purchases | Vendor concentration
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	32.00%	9.00%	10.00%